Going Concern (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended												3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Facility A [Member] Deutsche Bank [Member]	Feb. 28, 2013 Facility A [Member] Deutsche Bank [Member]	Jan. 31, 2013 Facility A [Member] Deutsche Bank [Member]	Dec. 31, 2012 Facility A [Member] Deutsche Bank [Member]	Nov. 30, 2012 Facility A [Member] Deutsche Bank [Member]	Oct. 31, 2012 Facility A [Member] Deutsche Bank [Member]	Mar. 31, 2013 Facility B [Member] Deutsche Bank [Member]	Feb. 28, 2013 Facility B [Member] Deutsche Bank [Member]	Jan. 31, 2013 Facility B [Member] Deutsche Bank [Member]	Dec. 31, 2012 Facility B [Member] Deutsche Bank [Member]	Nov. 30, 2012 Facility B [Member] Deutsche Bank [Member]	Oct. 31, 2012 Facility B [Member] Deutsche Bank [Member]	Mar. 31, 2013 Facility A and Facility B [Member] Deutsche Bank [Member]	Dec. 31, 2012 Facility A and Facility B [Member] Deutsche Bank [Member]
Working Capital Deficit	$ 70,973	$ 47,186
Net Income (Loss) Attributable to Parent	(30,888)	(88,196)	(21,821)
Line of Credit Facility, Periodic Payment				$ 20	$ 20	$ 20	$ 20	$ 20	$ 20	$ 20	$ 20	$ 20	$ 20	$ 20	$ 20	$ 120	$ 120